UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07458

Tweedy, Browne Fund Inc.

(Exact name of registrant as specified in charter)

One Station Place, 5th Floor

Stamford, CT 06902

(Address of principal executive offices) (Zip code)

Patricia A. Rogers

Tweedy, Browne Company LLC

One Station Place, 5th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-0600

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Tweedy, Browne Global Value Fund

Portfolio of Investments

December 31, 2015 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—76.9%

	Canada—1.0%
1,100	Cenovus Energy, Inc.	$13,858
90,300	E-L Financial Corp., Ltd.	46,349,363
558,700	Logan International, Inc.(a)	621,403
1,500,000	National Bank of Canada	43,528,184

		90,512,808

	Chile—1.2%
15,195,200	Antofagasta PLC	105,105,714

	Czech Republic—0.0%(b)
2,800	Philip Morris CR a.s.	1,350,625

	France—9.9%
7,719,256	CNP Assurances	104,314,270
3,934,340	Safran SA	270,834,194
5,561,520	SCOR SE	208,490,544
712,949	Teleperformance SA	60,021,669
4,782,031	Total SA	214,359,204
2,000,000	Vallourec SA	18,684,279

		876,704,160

	Germany—7.1%
3,726,000	Axel Springer SE	207,800,513
1,936,000	Henkel AG & Company, KGaA	186,373,859
652,000	Krones AG	78,121,578
42,354	KSB AG	17,580,020
699,000	Muenchener Rueckversicherungs AG	140,132,582

		630,008,552

	Hong Kong—0.5%
5,678,136	Great Eagle Holdings Ltd.	18,536,008
29,052,000	Hengdeli Holdings Ltd.	4,235,887
434,500	Jardine Strategic Holdings Ltd.	11,874,885
4,049,000	Luen Thai Holdings Ltd.	566,849
59,000	Miramar Hotel & Investment(a)	104,447
11,264,000	Oriental Watch Holdings	1,671,400
2,561,000	Tai Cheung Holdings Ltd.	2,052,065
	Undisclosed Security(c)	4,812,333

		43,853,874

	Italy—0.5%
144,268	Buzzi Unicem SpA	2,601,513
4,795,392	SOL SpA(d)	43,028,089

		45,629,602

	Japan—1.4%
5,752,600	Ebara Corporation	27,688,228
1,368,700	Honda Motor Company Ltd.	44,487,443
73,800	Lintec Corporation	1,569,926
69,100	Mandom Corporation	2,811,792
1,443,500	NGK Spark Plug Company Ltd.	38,578,931
154,000	Nippon Kanzai Company Ltd.	2,454,117
400,000	Shinko Shoji Company Ltd.	4,369,259
262,800	T. Hasegawa Company Ltd.	3,423,314

		125,383,010

Shares		Value (Note 1)

	Mexico—0.4%
520,112	Coca-Cola Femsa SA de CV, Sponsored ADR(e)	$36,829,131

	Netherlands—8.5%
2,136,174	Akzo Nobel NV	143,129,413
3,160,000	Heineken Holding NV	243,721,213
7,393,313	Royal Dutch Shell PLC, Class A	169,420,720
500,000	Telegraaf Media Groep NV, CVA(a)	2,036,804
15,827,208	TNT Express NV	133,933,639
1,378,910	Unilever NV, CVA	60,073,418

		752,315,207

	Norway—0.7%
24,550	Ekornes ASA	275,972
900,000	Schibsted ASA	29,710,722
900,000	Schibsted ASA, Class B(a)	28,683,760

		58,670,454

	Singapore—3.1%
11,410,234	DBS Group Holdings Ltd.	134,238,047
9,871,400	United Overseas Bank Ltd.	136,452,370

		270,690,417

	South Korea—3.5%
150,900	Daegu Department Store Company Ltd.	1,898,235
210,000	Hyundai Mobis Company Ltd.	44,147,371
1,085,400	Hyundai Motor Company	137,925,547
2,661,000	Kia Motors Corporation	119,371,114
132,553	Samchully Company Ltd.	11,587,295

		314,929,562

	Spain—0.9%
7,400,000	Mediaset España Comunicacion SA	80,627,010

	Sweden—0.0%(b)
63,360	Cloetta AB, B Shares(a)	210,433

	Switzerland—13.7%
2,272,160	ABB Ltd.	40,767,226
388,000	CIE Financiere Richemont AG	27,946,853
218,165	Coltene Holding AG(d)	13,272,976
133,900	Daetwyler Holding AG, Bearer	19,182,078
1,920	Loeb Holding AG	345,255
2,781,120	Nestle SA, Registered	207,125,371
80	Neue Zuercher Zeitung(a)(f)	413,586
3,057,000	Novartis AG, Registered	265,082,517
68,640	Phoenix Mecano AG(d)	32,005,714
1,084,000	Roche Holding AG	299,318,282
248,117	Siegfried Holding AG(d)	48,507,989
432,618	Tamedia AG	73,903,774
719,400	Zurich Insurance Group AG	185,707,253

		1,213,578,874

	Taiwan—0.0%(b)
	Undisclosed Security(c)	595,610

	Thailand—0.7%
14,267,700	Bangkok Bank Public Company Ltd., NVDR	60,464,756

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

December 31, 2015 (Unaudited)

Shares		Value (Note 1)

	United Kingdom—16.1%
1,782,000	BBA Aviation PLC	$4,966,707
1,325,000	British American Tobacco PLC	73,644,745
4,274,000	Daily Mail & General Trust PLC, Class A	44,096,275
7,152,242	Diageo PLC	195,707,065
38,323,976	G4S PLC	127,375,663
11,442,207	GlaxoSmithKline PLC	231,552,614
2,907,308	Hays PLC	6,251,953
1,204,745	Headlam Group PLC	8,905,031
20,778,307	HSBC Holdings PLC	164,212,540
1,111,325	Imperial Tobacco Group PLC	58,746,402
370,900	Pearson PLC	4,023,500
3,346,355	Provident Financial PLC	166,067,435
25,976,349	Standard Chartered PLC	215,821,892
4,891,800	TT Electronics PLC	11,283,722
2,725,044	Unilever PLC	117,541,546

		1,430,197,090

	United States—7.7%
286,759	AGCO Corp	13,015,991
76,000	Alphabet Inc., Class A(a)	59,128,760
76,208	Alphabet Inc., Class C	57,832,727
75,700	American National Insurance Company	7,741,839
1,094,821	Baxalta, Inc.	42,730,864
1,094,821	Baxter International, Inc.	41,767,421
436	Berkshire Hathaway Inc., Class A(a)	86,240,800
301	Berkshire Hathaway Inc., Class B(a)	39,744
1,388,300	Cisco Systems, Inc.	37,699,286
587,000	ConocoPhillips	27,407,030
1,258,435	Devon Energy Corporation	40,269,920
1,852,170	Halliburton Company	63,047,867
115,635	International Business Machines Corp	15,913,689
865,835	Johnson & Johnson	88,938,571
33,225	NOW Inc.(a)	525,620
918,700	Philip Morris International, Inc.	80,762,917
293,500	Phillips 66	24,008,300

		687,071,346

	TOTAL COMMON STOCKS (Cost $5,055,561,957)	6,824,728,235

	PREFERRED STOCKS—0.4%

	Chile—0.3%
10,000,000	Embotelladora Andina SA	27,589,613

	Croatia—0.1%
166,388	Adris Grupa d.d.	8,634,377

	Germany—0.0%(b)
279,000	Villeroy & Boch AG	3,712,686

	TOTAL PREFERRED STOCKS (Cost $36,208,137)	39,936,676

Shares		Value (Note 1)

	WARRANTS—0.0%(b)

	Hong Kong—0.0%(b)
11,800	Miramar Hotel & Investment(a) Exercise at HKD 13.50, Expires 01/19/18 (Cost $0)	$2,467

	REGISTERED INVESTMENT COMPANY—12.7%
1,130,595,702	Dreyfus Treasury Prime Cash Management – Institutional Shares (Cost $1,130,595,702)	1,130,595,702

Face Value

	U.S. TREASURY BILLS—8.2%
$300,000,000	0.205%(g) due 01/21/16	299,979,250
300,000,000	0.257%(g) due 02/18/16	299,921,800
125,000,000	0.201%(g) due 04/28/16(e)	124,895,250

	TOTAL U.S. TREASURY BILLS (Cost $724,820,130)	724,796,300

TOTAL INVESTMENTS (Cost $6,947,185,926)	98.2%	8,720,059,380
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	1.6	142,500,067
OTHER ASSETS AND LIABILITIES (Net)	0.2	16,070,452

NET ASSETS	100.0%	$8,878,629,899

(a)	Non-income producing security.
(b)	Amount represents less than 0.1% of net assets.
(c)	Represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.
(d)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(e)	This security has been segregated to cover certain open forward contracts. At December 31, 2015, liquid assets totaling $161,724,381 have been segregated to cover such open forward contracts.
(f)	Security has been deemed illiquid. The total position represents 0.01% of the net assets of the Fund.
(g)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
HKD	—	Hong Kong Dollar
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

December 31, 2015 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	11.0%
Insurance	8.8
Banks	8.5
Energy	6.1
Capital Goods	5.6
Beverage	5.4
Media	5.3
Food	4.3
Automobiles & Components	4.3
Materials	3.4
Tobacco	2.4
Commercial Services & Supplies	2.2
Household & Personal Products	2.1
Diversified Financials	1.9
Transportation	1.6
Software & Services	1.5
Technology Hardware & Equipment	1.0
Health Care Equipment & Services	0.6
Consumer Durables & Apparel	0.3
Real Estate	0.2
Retailing	0.2
Utilities	0.1
Consumer Services	0.1

Total Common Stocks	76.9
Preferred Stocks	0.4
Warrants	0.0 (a)
Registered Investment Company	12.7
U.S. Treasury Bills	8.2
Unrealized Appreciation on Forward Contracts (Net)	1.6
Other Assets and Liabilities (Net)	0.2

Net Assets	100.0%

(a) Amount represents less than 0.1% of net assets

Portfolio Composition

December 31, 2015 (Unaudited)

Schedule of Forward Exchange Contracts

December 31, 2015 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 12/31/15 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
80,000,000	European Union Euro	NTC	1/4/16	$87,304,000	$86,912,273	$(391,727)
270,000,000	Norwegian Krone	JPM	1/4/16	30,674,846	30,502,563	(172,283)

TOTAL				$117,978,846	$117,414,836	$(564,010)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
40,000,000	Canadian Dollar	NTC	8/15/16	$(30,559,545)	$(28,830,387)	$1,729,158
8,000,000	Canadian Dollar	NTC	8/24/16	(6,102,305)	(5,766,667)	335,638
18,000,000	Canadian Dollar	NTC	9/16/16	(13,627,227)	(12,978,392)	648,835
26,500,000	Canadian Dollar	NTC	12/8/16	(19,845,728)	(19,125,116)	720,612
26,500,000	Canadian Dollar	SSB	12/13/16	(19,625,472)	(19,126,204)	499,268
7,000,000,000	Chilean Peso	SSB	4/13/16	(11,068,944)	(9,764,944)	1,304,000
12,000,000,000	Chilean Peso	SSB	12/1/16	(16,271,186)	(16,367,850)	(96,664)
80,000,000	European Union Euro	NTC	1/4/16	(97,851,360)	(86,912,273)	10,939,087
140,000,000	European Union Euro	BNY	2/1/16	(160,713,000)	(152,202,779)	8,510,221
140,000,000	European Union Euro	JPM	2/12/16	(160,706,000)	(152,247,355)	8,458,645
90,000,000	European Union Euro	JPM	2/29/16	(102,920,850)	(97,917,619)	5,003,231
80,000,000	European Union Euro	NTC	3/2/16	(91,113,600)	(87,042,527)	4,071,073
55,000,000	European Union Euro	SSB	3/16/16	(59,361,500)	(59,864,093)	(502,593)
40,000,000	European Union Euro	SSB	4/13/16	(43,732,000)	(43,573,256)	158,744
115,000,000	European Union Euro	BNY	4/18/16	(123,613,500)	(125,293,359)	(1,679,859)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

December 31, 2015 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 12/31/15 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
40,000,000	European Union Euro	NTC	4/22/16	$(43,247,200)	$(43,585,935)	$(338,735)
135,000,000	European Union Euro	JPM	8/15/16	(148,979,250)	(147,709,275)	1,269,975
70,000,000	European Union Euro	SSB	10/12/16	(79,495,150)	(76,772,430)	2,722,720
65,000,000	European Union Euro	SSB	10/21/16	(74,719,775)	(71,315,044)	3,404,731
150,000,000	European Union Euro	SSB	11/3/16	(167,593,500)	(164,661,122)	2,932,378
90,000,000	European Union Euro	SSB	11/8/16	(100,222,200)	(98,816,983)	1,405,217
100,000,000	European Union Euro	NTC	11/10/16	(109,625,000)	(109,805,677)	(180,677)
75,000,000	European Union Euro	NTC	11/14/16	(81,406,875)	(82,367,805)	(960,930)
75,000,000	European Union Euro	SSB	11/18/16	(81,411,375)	(82,381,356)	(969,981)
135,000,000	European Union Euro	NTC	12/13/16	(148,157,100)	(148,439,077)	(281,977)
70,000,000	European Union Euro	NTC	1/9/17	(77,372,750)	(77,061,291)	311,459
30,000,000	Great Britain Pound Sterling	NTC	2/12/16	(45,516,750)	(44,221,316)	1,295,434
50,000,000	Great Britain Pound Sterling	NTC	2/29/16	(76,748,500)	(73,702,830)	3,045,670
35,000,000	Great Britain Pound Sterling	JPM	3/2/16	(53,955,125)	(51,592,128)	2,362,997
45,000,000	Great Britain Pound Sterling	SSB	3/21/16	(66,825,225)	(66,334,534)	490,691
20,000,000	Great Britain Pound Sterling	SSB	4/13/16	(29,687,800)	(29,484,236)	203,564
50,000,000	Great Britain Pound Sterling	NTC	4/18/16	(73,575,500)	(73,712,323)	(136,823)
55,000,000	Great Britain Pound Sterling	NTC	4/22/16	(81,927,175)	(81,085,079)	842,096
40,000,000	Great Britain Pound Sterling	BNY	5/16/16	(60,942,000)	(58,977,616)	1,964,384
50,000,000	Great Britain Pound Sterling	NTC	5/26/16	(77,575,250)	(73,725,485)	3,849,765
50,000,000	Great Britain Pound Sterling	JPM	5/31/16	(78,243,500)	(73,727,217)	4,516,283
50,000,000	Great Britain Pound Sterling	SSB	6/13/16	(76,602,500)	(73,731,721)	2,870,779
60,000,000	Great Britain Pound Sterling	BNY	6/20/16	(93,259,800)	(88,480,976)	4,778,824
45,000,000	Great Britain Pound Sterling	JPM	9/16/16	(69,385,500)	(66,398,304)	2,987,196
60,000,000	Great Britain Pound Sterling	NTC	11/3/16	(91,863,900)	(88,559,365)	3,304,535
30,000,000	Great Britain Pound Sterling	JPM	11/10/16	(46,095,000)	(44,281,746)	1,813,254
40,000,000	Great Britain Pound Sterling	BNY	12/23/16	(59,600,400)	(59,059,238)	541,162
1,850,000,000	Japanese Yen	JPM	2/19/16	(18,227,499)	(15,395,377)	2,832,122
4,000,000,000	Japanese Yen	JPM	3/2/16	(33,836,654)	(33,296,910)	539,744
2,500,000,000	Japanese Yen	BNY	3/16/16	(20,788,292)	(20,822,013)	(33,721)
2,000,000,000	Japanese Yen	SSB	6/7/17	(16,641,704)	(17,006,261)	(364,557)
250,000,000	Mexican Peso	BNY	3/2/16	(16,293,014)	(14,409,767)	1,883,247
420,000,000	Mexican Peso	NTC	11/18/16	(24,280,965)	(23,764,558)	516,407
270,000,000	Norwegian Krone	JPM	1/4/16	(35,964,036)	(30,502,563)	5,461,473
80,000,000	Norwegian Krone	SSB	3/2/16	(10,483,326)	(9,032,262)	1,451,064
100,000,000	Norwegian Krone	BNY	11/18/16	(11,582,117)	(11,309,234)	272,883
310,000,000	Norwegian Krone	JPM	1/9/17	(35,263,338)	(35,083,288)	180,050
35,000,000	Singapore Dollar	JPM	2/29/16	(25,605,384)	(24,622,571)	982,813
40,000,000	Singapore Dollar	JPM	4/22/16	(29,405,278)	(28,097,681)	1,307,597
40,000,000	Singapore Dollar	JPM	5/16/16	(29,779,631)	(28,080,357)	1,699,274
35,000,000	Singapore Dollar	SSB	5/26/16	(26,011,668)	(24,564,002)	1,447,666
53,000,000	Singapore Dollar	JPM	6/3/16	(38,919,078)	(37,189,277)	1,729,801
45,000,000	Singapore Dollar	BNY	7/7/16	(33,095,536)	(31,549,280)	1,546,256
33,000,000	Singapore Dollar	SSB	8/15/16	(23,661,681)	(23,117,176)	544,505
40,000,000	Singapore Dollar	SSB	9/16/16	(27,885,252)	(28,001,988)	(116,736)
40,000,000	Singapore Dollar	SSB	12/23/16	(27,881,365)	(27,944,474)	(63,109)
40,000,000,000	South Korean Won	JPM	4/28/16	(36,712,404)	(34,039,099)	2,673,305
25,000,000,000	South Korean Won	JPM	5/26/16	(22,595,806)	(21,267,754)	1,328,052
25,000,000,000	South Korean Won	SSB	6/3/16	(22,359,360)	(21,265,846)	1,093,514
40,000,000,000	South Korean Won	SSB	8/16/16	(34,125,325)	(34,010,619)	114,706
40,000,000,000	South Korean Won	SSB	8/24/16	(33,571,129)	(34,009,865)	(438,736)
34,000,000,000	South Korean Won	JPM	10/21/16	(30,120,482)	(28,903,737)	1,216,745
40,000,000	Swiss Franc	NTC	2/1/16	(46,843,893)	(40,014,957)	6,828,936
70,000,000	Swiss Franc	BNY	2/29/16	(75,585,790)	(70,112,179)	5,473,611
90,000,000	Swiss Franc	NTC	3/2/16	(96,153,846)	(90,151,862)	6,001,984
35,000,000	Swiss Franc	NTC	3/16/16	(35,576,337)	(35,079,846)	496,491
30,000,000	Swiss Franc	JPM	4/13/16	(31,685,678)	(30,107,656)	1,578,022
20,000,000	Swiss Franc	SSB	4/22/16	(21,223,537)	(20,081,059)	1,142,478
20,000,000	Swiss Franc	NTC	6/3/16	(21,520,418)	(20,124,518)	1,395,900
35,000,000	Swiss Franc	BNY	8/15/16	(36,228,134)	(35,363,984)	864,150
75,000,000	Swiss Franc	BNY	11/3/16	(77,542,623)	(76,144,241)	1,398,382
100,000,000	Swiss Franc	JPM	11/8/16	(103,298,315)	(101,556,166)	1,742,149
100,000,000	Swiss Franc	BNY	11/10/16	(102,422,287)	(101,568,376)	853,911
70,000,000	Swiss Franc	SSB	11/14/16	(71,050,842)	(71,114,963)	(64,121)
70,000,000	Swiss Franc	JPM	11/18/16	(71,028,493)	(71,132,071)	(103,578)
40,000,000	Swiss Franc	JPM	12/8/16	(40,867,202)	(40,695,848)	171,354

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

December 31, 2015 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 12/31/15 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
50,000,000	Swiss Franc	BNY	12/13/16	$(50,958,011)	$(50,885,130)	$72,881
500,000,000	Thailand Baht	SSB	2/12/16	(14,936,520)	(13,878,912)	1,057,608
340,000,000	Thailand Baht	JPM	5/11/16	(9,956,076)	(9,423,066)	533,010
850,000,000	Thailand Baht	BNY	5/31/16	(24,741,668)	(23,550,922)	1,190,746
500,000,000	Thailand Baht	JPM	6/8/16	(14,440,433)	(13,851,898)	588,535
200,000,000	Thailand Baht	BNY	8/24/16	(5,428,882)	(5,535,006)	(106,124)

TOTAL				$(4,767,725,626)	$(4,624,661,549)	$143,064,077

Unrealized Appreciation on Forward Contracts (Net)						$142,500,067

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

December 31, 2015 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—82.9%

	Canada—0.6%
1,991	Cenovus Energy, Inc.	$25,083
3,500	E-L Financial Corp., Ltd.	1,796,487
192,000	Logan International, Inc.(a)	213,548

		2,035,118

	Chile—1.2%
640,000	Antofagasta PLC	4,426,902

	France—12.8%
194,310	CNP Assurances	2,625,811
167,400	Safran SA	11,523,570
414,885	SCOR SE	15,553,230
77,700	Teleperformance SA	6,541,399
218,433	Total SA	9,791,472

		46,035,482

	Germany—7.8%
177,000	Axel Springer SE	9,871,361
57,210	Henkel AG & Company, KGaA	5,507,463
26,726	Krones AG	3,202,266
29,038	Muenchener Rueckversicherungs AG	5,821,416
36,984	Siemens AG	3,610,978

		28,013,484

	Hong Kong—1.2%
316,349	Great Eagle Holdings Ltd.	1,032,706
3,372,000	Hengdeli Holdings Ltd.	491,650
20,587	Jardine Strategic Holdings Ltd.	562,643
625,000	Luen Thai Holdings Ltd.	87,498
109,796	Miramar Hotel & Investment	194,371
4,448,000	Oriental Watch Holdings	660,013
655,000	Tai Cheung Holdings Ltd.	524,835
	Undisclosed Security(b)	892,292

		4,446,008

	Italy—0.9%
113,408	Buzzi Unicem SpA	2,045,030
50,853	Davide Campari-Milano SpA	441,931
66,455	SOL SpA	596,287

		3,083,248

	Japan—2.6%
551,000	Ebara Corporation	2,652,055
51,200	Honda Motor Company Ltd.	1,664,176
61,700	Lintec Corporation	1,312,526
21,700	Mandom Corporation	883,008
83,600	NGK Spark Plug Company Ltd.	2,234,291
20,200	Nihon Kagaku Sangyo Company Ltd.	139,710
35,400	Shinko Shoji Company Ltd.	386,679

		9,272,445

	Netherlands—8.8%
82,570	Akzo Nobel NV	5,532,412
29,000	Heineken Holding NV	2,236,682
29,400	Heineken NV	2,515,684
178,000	Royal Dutch Shell PLC, Class A	4,078,941
1,222,000	TNT Express NV	10,340,858

Shares		Value (Note 1)

	Netherlands (continued)
161,712	Unilever NV, CVA	$7,045,124

		31,749,701

	Singapore—4.1%
632,053	DBS Group Holdings Ltd.	7,435,918
950,893	Metro Holdings Ltd.	583,144
478,100	United Overseas Bank Ltd.	6,608,777

		14,627,839

	South Korea—5.0%
22,040	Daegu Department Store Company Ltd.	277,250
10,245	Hyundai Mobis Company Ltd.	2,153,761
53,400	Hyundai Motor Company	6,785,723
164,700	Kia Motors Corporation	7,388,359
13,800	Samchully Company Ltd.	1,206,345

		17,811,438

	Spain—0.6%
200,000	Mediaset España Comunicacion SA	2,179,108

	Switzerland—15.0%
157,355	ABB Ltd.	2,823,273
17,047	Coltene Holding AG	1,037,125
142,100	Nestle SA, Registered	10,582,972
161,339	Novartis AG, Registered	13,990,235
5,015	Phoenix Mecano AG	2,338,413
56,300	Roche Holding AG	15,545,774
2,135	Siegfried Holding AG	417,402
665	Tamedia AG	113,601
26,799	Zurich Insurance Group AG	6,917,944

		53,766,739

	Thailand—1.4%
1,220,100	Bangkok Bank Public Company Ltd., NVDR	5,170,634

	United Kingdom—13.8%
547,600	BAE Systems PLC	4,032,322
30,700	British American Tobacco PLC	1,706,335
238,503	Daily Mail & General Trust PLC, Class A	2,460,715
344,873	Diageo PLC	9,436,773
2,461,232	G4S PLC	8,180,285
4,851	GlaxoSmithKline PLC	98,168
1,149,856	Hays PLC	2,472,681
772,139	HSBC Holdings PLC	6,102,273
116,639	Imperial Tobacco Group PLC	6,165,722
167,000	Pearson PLC	1,811,606
831,653	Standard Chartered PLC	6,909,706
144,469	TT Electronics PLC	333,241

		49,709,827

	United States—7.1%
53,840	AGCO Corp	2,443,798
11,431	Baxalta, Inc.	446,152
11,431	Baxter International, Inc.	436,093
29,399	ConocoPhillips	1,372,639
70,900	Halliburton Company	2,413,436
106,257	Johnson & Johnson	10,914,719
36,100	MasterCard, Inc., Class A	3,514,696
13,661	NOW Inc.(a)	216,117

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

December 31, 2015 (Unaudited)

Shares		Value (Note 1)

	United States (continued)
31,061	Philip Morris International, Inc.	$2,730,573
14,700	Phillips 66	1,202,460

		25,690,683

	TOTAL COMMON STOCKS (Cost $264,976,166)	298,018,656

	PREFERRED STOCKS—0.8%

	Chile—0.7%
940,000	Embotelladora Andina SA	2,593,424

	Germany—0.1%
648	KSB AG	260,872

	TOTAL PREFERRED STOCKS (Cost $3,051,153)	2,854,296

	WARRANTS—0.0%(c)

	Hong Kong—0.0%(c)
21,959	Miramar Hotel & Investment(a) Exercise at HKD 13.50, Expires 01/19/18 (Cost $0)	4,590

Shares		Value (Note 1)

	REGISTERED INVESTMENT COMPANY—11.4%
41,156,351	Dreyfus Government Prime Cash Management – Institutional Shares (Cost $41,156,351)	$41,156,351

TOTAL INVESTMENTS (Cost $309,183,670)	95.1%	342,033,893
OTHER ASSETS AND LIABILITIES (Net)	4.9	17,703,085

NET ASSETS	100.0%	$359,736,978

(a)	Non-income producing security.
(b)	Represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.
(c)	Amount represents less than 0.1% of the net assets.

Abbreviations:
CVA	—	Certificaaten van aandelen (Share Certificates)
HKD	—	Hong Kong Dollar
NVDR	—	Non Voting Depository Receipt

Sector Diversification

December 31, 2015 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	11.5%
Insurance	9.1
Banks	9.0
Capital Goods	8.6
Automobiles & Components	5.6
Energy	5.3
Food	4.9
Commercial Services & Supplies	4.8
Media	4.6
Beverage	4.1
Materials	3.9
Tobacco	2.9
Transportation	2.9
Household & Personal Products	1.8
Software & Services	1.0
Technology Hardware & Equipment	0.9
Retailing	0.6
Real Estate	0.4
Health Care Equipment & Services	0.4
Utilities	0.3
Consumer Services	0.3
Consumer Durables & Apparel	0.0	(a)

Total Common Stocks	82.9
Preferred Stocks	0.8
Warrants	0.0	(a)
Registered Investment Company	11.4
Other Assets and Liabilities (Net)	4.9

Net Assets	100.0%

(a) Amount represents less than 0.1% of net assets

Portfolio Composition

December 31, 2015 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

December 31, 2015 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—90.8%

	Chile—1.1%
846,500	Antofagasta PLC	$5,855,269

	France—4.4%
360,300	CNP Assurances	4,868,919
411,111	Total SA	18,428,452

		23,297,371

	Germany—5.3%
164,718	Axel Springer SE	9,186,389
132,780	Henkel AG & Company, KGaA	12,782,397
29,300	Muenchener Rueckversicherungs AG	5,873,941

		27,842,727

	Japan—0.5%
87,000	Honda Motor Company Ltd.	2,827,798

	Netherlands—8.7%
297,000	Heineken Holding NV	22,906,709
638,397	Royal Dutch Shell PLC, Class A	14,629,122
183,946	Unilever NV, ADR	7,968,541

		45,504,372

	Singapore—1.4%
539,000	United Overseas Bank Ltd.	7,450,597

	South Korea—3.0%
86,700	Hyundai Motor Company	11,017,270
102,120	Kia Motors Corporation	4,581,052

		15,598,322

	Switzerland—13.6%
238,000	Nestle SA, Registered, Sponsored ADR	17,711,960
254,363	Novartis AG, Registered	22,056,652
79,800	Roche Holding AG	22,034,685
38,415	Zurich Insurance Group AG	9,916,519

		71,719,816

	United Kingdom—8.5%
143,583	Diageo PLC, Sponsored ADR	15,660,598
939,177	HSBC Holdings PLC	7,422,387
1,518,063	Standard Chartered PLC	12,612,674
205,000	Unilever PLC, Sponsored ADR	8,839,600

		44,535,259

	United States—44.3%
94,535	3M Company	14,240,752
6,150	Alphabet Inc., Class A(a)	4,784,761
6,166	Alphabet Inc., Class C	4,679,254
75,523	American National Insurance Company	7,723,737
393,000	Bank of New York Mellon Corporation/The	16,199,460
176,890	Baxalta, Inc.	6,904,017
176,890	Baxter International, Inc.	6,748,354

Shares		Value (Note 1)

	United States (continued)
80	Berkshire Hathaway Inc., Class A(a)	$15,824,000
30,626	Berkshire Hathaway Inc., Class B(a)	4,043,857
527,475	Cisco Systems, Inc.	14,323,584
230,068	Comcast Corporation, Class A	12,982,737
161,695	ConocoPhillips	7,549,540
286,520	Devon Energy Corporation	9,168,640
129,850	Emerson Electric Company	6,210,726
307,865	Halliburton Company	10,479,725
246,189	Johnson & Johnson	25,288,534
101,925	MasterCard, Inc., Class A	9,923,418
488,706	MRC Global, Inc.(a)	6,304,307
36,818	National Western Life Insurance Company, Class A	9,275,927
64,800	Philip Morris International, Inc.	5,696,568
55,857	UniFirst Corporation	5,820,299
87,720	Wal-Mart Stores, Inc.	5,377,236
437,085	Wells Fargo & Company	23,759,941

		233,309,374

	TOTAL COMMON STOCKS (Cost $302,122,702)	477,940,905

	REGISTERED INVESTMENT COMPANY—5.7%

	United States—5.7%
29,928,170	Dreyfus Government Prime Cash Management – Institutional Shares (Cost $29,928,170)	29,928,170

Face Value

	U.S. TREASURY BILL—2.7%

	United States—2.7%
$14,000,000	0.519%(b) due 06/09/16(c) (Cost $13,968,298)	13,972,546

TOTAL INVESTMENTS (Cost $346,019,170)	99.2%	521,841,621
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	0.7	3,852,619
OTHER ASSETS AND LIABILITIES (Net)	0.1	530,539

NET ASSETS	100.0%	$526,224,779

(a)	Non-income producing security.
(b)	Rate represents annualized yield at date of purchase.
(c)	This security has been segregated to cover certain open forward contracts. At December 31, 2015, liquid assets totaling $13,972,546 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	—	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification

December 31, 2015 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	14.5%
Energy	11.5
Insurance	10.9
Banks	9.7
Beverage	7.3
Food	6.6
Capital Goods	5.1
Media	4.2
Software & Services	3.7
Automobiles & Components	3.5
Diversified Financials	3.1
Technology Hardware & Equipment	2.7
Household & Personal Products	2.4
Health Care Equipment & Services	1.3
Materials	1.1
Commercial Services & Supplies	1.1
Tobacco	1.1
Food & Staples Retailing	1.0

Total Common Stocks	90.8
Registered Investment Company	5.7
U.S. Treasury Bill	2.7
Unrealized Appreciation on Forward Contracts (Net)	0.7
Other Assets and Liabilities (Net)	0.1

Net Assets	100.0%

Portfolio Composition

December 31, 2015 (Unaudited)

Schedule of Forward Exchange Contracts

December 31, 2015 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 12/31/15 (Note 1)	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a)
7,000,000	European Union Euro	JPM	2/29/16	$(8,004,955)	$(7,615,815)	$389,140
23,000,000	European Union Euro	NTC	3/2/16	(26,195,160)	(25,024,726)	1,170,434
13,000,000	European Union Euro	BNY	4/18/16	(13,973,700)	(14,163,597)	(189,897)
7,000,000	European Union Euro	SSB	11/18/16	(7,598,395)	(7,688,927)	(90,532)
7,000,000	European Union Euro	NTC	12/13/16	(7,682,220)	(7,696,841)	(14,621)
3,000,000	European Union Euro	BNY	12/23/16	(3,284,100)	(3,300,005)	(15,905)
4,000,000	Great Britain Pound Sterling	BNY	5/16/16	(6,094,200)	(5,897,762)	196,438
6,500,000	Great Britain Pound Sterling	NTC	5/26/16	(10,084,783)	(9,584,313)	500,470
4,500,000	Great Britain Pound Sterling	JPM	5/31/16	(7,041,915)	(6,635,450)	406,465
1,000,000	Great Britain Pound Sterling	NTC	9/28/16	(1,523,240)	(1,475,636)	47,604
3,000,000	Great Britain Pound Sterling	SSB	12/13/16	(4,528,806)	(4,429,148)	99,658
2,700,000	Great Britain Pound Sterling	BNY	12/23/16	(4,023,027)	(3,986,499)	36,528
130,000,000	Japanese Yen	JPM	2/19/16	(1,280,851)	(1,081,837)	199,014
1,250,000	Singapore Dollar	JPM	11/3/16	(887,450)	(874,181)	13,269
9,000,000	Singapore Dollar	SSB	12/23/16	(6,273,307)	(6,287,507)	(14,200)
3,000,000,000	South Korean Won	JPM	4/28/16	(2,753,430)	(2,552,932)	200,498
7,500,000,000	South Korean Won	SSB	12/13/16	(6,353,778)	(6,374,887)	(21,109)
7,000,000	Swiss Franc	NTC	3/2/16	(7,478,632)	(7,011,811)	466,821
3,500,000	Swiss Franc	BNY	4/18/16	(3,650,016)	(3,513,463)	136,553
5,500,000	Swiss Franc	NTC	9/28/16	(5,714,286)	(5,571,858)	142,428
10,000,000	Swiss Franc	BNY	11/3/16	(10,339,016)	(10,152,565)	186,451
8,000,000	Swiss Franc	JPM	11/18/16	(8,117,542)	(8,129,379)	(11,837)
13,000,000	Swiss Franc	BNY	12/13/16	(13,249,083)	(13,230,134)	18,949

TOTAL				$(166,131,892)	$(162,279,273)	$3,852,619

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon	NTC	—	Northern Trust Company
JPM	—	JPMorgan Chase Bank NA	SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

December 31, 2015 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—94.0%

	France—11.8%
73,530	Cie Generale des Etablissements Michelin	$7,021,038
458,685	CNP Assurances	6,198,446
326,000	SCOR SE	12,221,105
399,708	Total SA	17,917,301

		43,357,890

	Germany—9.9%
299,650	Axel Springer SE	16,711,601
28,700	Muenchener Rueckversicherungs AG	5,753,655
145,500	Siemens AG	14,206,070

		36,671,326

	Netherlands—3.6%
582,108	Royal Dutch Shell PLC, Class A	13,339,237

	Singapore—6.9%
927,852	DBS Group Holdings Ltd.	10,915,906
1,037,000	United Overseas Bank Ltd.	14,334,452

		25,250,358

	Switzerland—20.3%
378,000	ABB Ltd.	6,782,098
246,000	Nestle SA, Registered	18,320,979
198,545	Novartis AG, Registered	17,216,489
69,600	Roche Holding AG	19,218,222
51,000	Zurich Insurance Group AG	13,165,235

		74,703,023

	Thailand—0.4%
386,200	Bangkok Bank Public Company Ltd., NVDR	1,636,668

	United Kingdom—19.5%
525,899	Diageo PLC	14,390,194
4,343,059	G4S PLC	14,434,828

Shares		Value (Note 1)

	United Kingdom (continued)
770,577	GlaxoSmithKline PLC	$15,593,943
1,540,208	HSBC Holdings PLC	12,172,381
71,192	Imperial Tobacco Group PLC	3,763,322
1,397,931	Standard Chartered PLC	11,614,570

		71,969,238

	United States—21.6%
533,350	Cisco Systems, Inc.	14,483,119
165,440	ConocoPhillips	7,724,394
100,000	Emerson Electric Company	4,783,000
171,525	Johnson & Johnson	17,619,048
89,405	Philip Morris International, Inc.	7,859,593
306,000	Verizon Communications, Inc.	14,143,320
241,400	Wells Fargo & Company	13,122,504

		79,734,978

	TOTAL COMMON STOCKS (Cost $308,394,289)	346,662,718

	REGISTERED INVESTMENT COMPANY—5.7%
20,960,621	Dreyfus Government Prime Cash Management – Institutional Shares (Cost $20,960,621)	20,960,621

TOTAL INVESTMENTS (Cost $329,354,910)	99.7%	367,623,339
OTHER ASSETS AND LIABILITIES (Net)	0.3	1,078,860

NET ASSETS	100.0%	$368,702,199

Abbreviations:
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

December 31, 2015 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	18.9%
Banks	17.3
Energy	10.6
Insurance	10.1
Capital Goods	7.0
Food	5.0
Media	4.5
Technology Hardware & Equipment	3.9
Commercial Services & Supplies	3.9
Beverage	3.9
Telecommunication Services	3.8
Tobacco	3.2
Automobiles & Components	1.9

Total Common Stocks	94.0
Registered Investment Company	5.7
Other Assets and Liabilities (Net)	0.3

Net Assets	100.0%

Portfolio Composition

December 31, 2015 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

1. Valuation and Investment Practices

Portfolio Valuation. Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by the Investment Adviser under the direction of the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Company’s Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized utilizing values at the end of the period. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of December 31, 2015. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.

	Global Value Fund
	Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Canada	$90,512,808	$43,542,042	$46,970,766	$—
Hong Kong	43,853,874	43,287,025	566,849	—
Switzerland	1,213,578,874	1,213,165,288	413,586	—
All Other Countries	5,476,782,679	5,476,782,679	—	—
Preferred Stocks	39,936,676	39,936,676	—	—
Warrants	2,467	2,467	—	—
Registered Investment Company	1,130,595,702	1,130,595,702	—	—
U.S. Treasury Bills	724,796,300	—	724,796,300	—

Total Investments in Securities	8,720,059,380	7,947,311,879	772,747,501	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	149,502,998	—	149,502,998	—
Liability
Unrealized depreciation of forward exchange contracts	(7,002,931)	—	(7,002,931)	—

Total	$8,862,559,447	$7,947,311,879	$915,247,568	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

	Global Value Fund II – Currency Unhedged
	Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Canada	$2,035,118	$25,083	$2,010,035	$—
Hong Kong	4,446,008	4,358,510	87,498	—
Singapore	14,627,839	14,044,695	583,144	—
All Other Countries	276,909,691	276,909,691	—	—
Preferred Stocks	2,854,296	2,854,296	—	—
Warrants	4,590	4,590	—	—
Registered Investment Company	41,156,351	41,156,351	—	—

Total	$342,033,893	$339,353,216	$2,680,677	$—

	Value Fund
	Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$477,940,905	$477,940,905	$—	$—
Registered Investment Company	29,928,170	29,928,170	—	—
U.S. Treasury Bill	13,972,546	—	13,972,546	—

Total Investments in Securities	521,841,621	507,869,075	13,972,546	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	4,210,720	—	4,210,720	—
Liability
Unrealized depreciation of forward exchange contracts	(358,101)	—	(358,101)	—

Total	$525,694,240	$507,869,075	$17,825,165	$—

	Worldwide High Dividend Yield Value Fund
	Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities	$367,623,339	$367,623,339	$—	$—

As of December 31, 2015, securities with end of period values of $1,188,252 and $884,190, held by Global Value Fund and Global Value Fund II – Currency Unhedged, respectively, were transferred from Level 1 into Level 2 due to no trading volume.

Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts. Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each of the Funds as an unrealized gain or loss.

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Global Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the Global Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The 1940 Act defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by Global Value Fund that may be deemed “affiliated companies”, as well as transactions that occurred in the securities of such issuers during the nine months ended December 31, 2015:

Shares Held at 3/31/15	Name of Issuer	Value at 3/31/15	Purchase Cost	Sales Proceeds	Value at 12/31/15	Shares Held at 12/31/15
218,165	Coltene Holding AG	$16,789,698	$ —	$ —	$13,272,976	218,165
68,640	Phoenix Mecano AG	38,160,815	—	—	32,005,714	68,640
248,117	Siegfried Holding AG	37,985,172	—	—	48,507,989	248,117
4,795,392	SOL SpA	38,935,843	—	—	43,028,089	4,795,392
		$131,871,528	$ —	$ —	$136,814,768

None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.

2. Tax Information

As of December 31, 2015, the aggregate cost of securities in each Fund’s portfolio for federal tax purposes is as follows:

Global Value Fund	$6,947,185,926
Global Value Fund II – Currency Unhedged	$309,183,670
Value Fund	$346,019,170
Worldwide High Dividend Yield Value Fund	$329,354,910

The aggregate gross unrealized appreciation/depreciation and net unrealized appreciation as computed on a federal income tax basis at December 31, 2015 for each Fund is as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Value Fund	$2,377,049,634	$(604,176,180)	$1,772,873,454
Global Value Fund II – Currency Unhedged	56,708,082	(23,857,859)	32,850,223
Value Fund	212,704,110	(36,881,659)	175,822,451
Worldwide High Dividend Yield Value Fund	68,765,957	(30,497,528)	38,268,429

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date	2/9/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date	2/9/2016

By (Signature and Title)*	/s/ Robert Q. Wyckoff, Jr.
Robert Q. Wyckoff, Jr., Treasurer
(principal financial officer)

Date	2/9/2016

*	Print the name and title of each signing officer under his or her signature.